DISPOSAL OF LONG-LIVED ASSETS - Consideration Received for the Disposal (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 06, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Net proceeds		$ 0	$ 0	$ 113,321
Golar Power
Schedule of Equity Method Investments [Line Items]
Less: Fee paid in relation to the transaction	$ (3,000)
Net proceeds	$ 113,000
Stonepeak | Golar Power
Schedule of Equity Method Investments [Line Items]
Ownership percentage disposed	50.00%
Fair value of 50% retained investment in Golar Power | Golar Power
Schedule of Equity Method Investments [Line Items]
Consideration received from Stonepeak	$ 116,000